SEGMENT INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	[1]	$ 522,310	$ 413,439	$ 322,856
Percentage of entity's revenue		86.00%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 207,153	188,011
North America [Member]
Disclosure of geographical areas [line items]
Revenue		407,090	325,614	260,923
United States of America
Disclosure of geographical areas [line items]
Revenue		$ 400,029	322,658	258,388
Percentage of entity's revenue		77.00%
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 58,083	57,071
Canada
Disclosure of geographical areas [line items]
Revenue		7,061	2,956	2,535
Europe [Member]
Disclosure of geographical areas [line items]
Revenue		46,240	38,484	29,306
Spain
Disclosure of geographical areas [line items]
Revenue		30,298	23,831	12,929
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		46,803	38,454
NETHERLANDS
Disclosure of geographical areas [line items]
Revenue		1,023	69	159
United Kingdom
Disclosure of geographical areas [line items]
Revenue		12,970	9,996	10,305
LUXEMBOURG
Disclosure of geographical areas [line items]
Revenue		1,109	1,000	961
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		4,353	5,316
GERMANY
Disclosure of geographical areas [line items]
Revenue		623	1,540	2,478
SWEDEN
Disclosure of geographical areas [line items]
Revenue		0	1,317	1,251
ITALY
Disclosure of geographical areas [line items]
Revenue		0	0	718
Other European Countries [Member]
Disclosure of geographical areas [line items]
Revenue		217	731	505
Asia [Member]
Disclosure of geographical areas [line items]
Revenue		3,067	700	1,265
India
Disclosure of geographical areas [line items]
Revenue		1,063	673	1,132
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		4,159	2,206
INDONESIA
Disclosure of geographical areas [line items]
Revenue		1,686	0	0
Other Asian Countries [Member]
Disclosure of geographical areas [line items]
Revenue		318	27	133
Latin America [Member]
Disclosure of geographical areas [line items]
Revenue		65,913	48,641	31,362
Argentina
Disclosure of geographical areas [line items]
Revenue		24,241	14,886	10,216
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		70,349	69,511
Brazil
Disclosure of geographical areas [line items]
Revenue		238	358	2,344
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		1,512	1,870
Colombia
Disclosure of geographical areas [line items]
Revenue		5,362	3,553	3,177
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		12,942	7,997
Chile
Disclosure of geographical areas [line items]
Revenue		21,246	19,243	13,425
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		874	1,037
Uruguay
Disclosure of geographical areas [line items]
Revenue		529	231	84
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		781	555
Mexico
Disclosure of geographical areas [line items]
Revenue		11,949	7,418	966
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		6,121	3,460
Peru
Disclosure of geographical areas [line items]
Revenue		1,718	2,627	852
Other Latin American Countries [Member]
Disclosure of geographical areas [line items]
Revenue		630	325	$ 298
Other Countries [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts		$ 1,176	$ 534
One Customer
Disclosure of geographical areas [line items]
Percentage of entity's revenue		11.30%	10.20%	10.20%

[1]	Includes transactions with related parties for 5,937, 5,590 and 6,462 for 2018, 2017 and 2016, respectively. See note 22.1.